NON-CONTROLLING INTEREST (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Paid-in capital	$ 713,787	$ 713,787
Retained earnings (accumulated deficit)	(112,365)	26,840
Accumulated other comprehensive income	266,404	316,869
Non-controlling interest	$ 867,826	$ 1,057,496